SEI Daily Income Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Daily Income Trust (the “Trust”) hereby certifies that the form of Prospectuses and Statement of Additional Information dated May 31, 2014, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (File Nos. 002-77048 and 811-03451), which was filed electronically on May 30, 2014 (Accession No. 0001104659-14-042932).

SEI Daily Income Trust

By:	/s/ Aaron C. Buser
Aaron C. Buser

Title:	Vice President and Assistant Secretary

Date:	June 5, 2014